UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.60%
Aerospace & Defense - 5.56%
Astronics Corp. (a)	19,533	$1,071,580
CPI Aerostructures, Inc. (a)	35,927	448,728
Cubic Corp.	16,370	796,401
National Presto Industries, Inc.	17,760	1,250,126
SIFCO Industries, Inc.	36,072	1,151,779
		4,718,614
Automobiles - 0.79%
Thor Industries, Inc.	11,100	666,000

Banks - 1.05%
Bar Harbor Bankshares	11,430	290,322
First of Long Island Corp.	15,540	599,378
		889,700
Building Products - 1.15%
Apogee Enterprises, Inc.	32,465	977,197

Chemicals - 2.61%
Balchem Corp.	6,640	366,130
Hawkins, Inc.	16,926	611,198
KMG Chemicals, Inc.	37,184	598,662
Stepan Co.	7,075	378,654
Zep, Inc.	14,700	257,250
		2,211,894
Commercial Services & Supplies - 1.43%
MSA Safety, Inc.	22,196	1,213,233

Construction & Engineering - 6.01%
Furmanite Corp. (a)	84,076	913,906
Granite Construction, Inc.	108,771	3,863,546
Pike Corp. (a)	35,929	320,846
		5,098,298
Containers & Packaging - 4.36%
AptarGroup, Inc.	55,495	3,695,412

Electrical Equipment - 3.17%
Espey Manufacturing & Electronics Corp.	28,578	741,313
LSI Industries, Inc.	134,855	1,070,749
Powell Industries, Inc.	14,150	874,895
		2,686,957
Electronic Equipment, Instruments & Components - 0.54%
Badger Meter, Inc.	9,255	458,400

Energy Equipment & Services - 14.55%
C&J Energy Services, Inc. (a)	67,150	2,055,462
Dawson Geophysical Co.	10,345	271,349
Dril-Quip, Inc. (a)	13,040	1,332,949
Gulf Island Fabrication, Inc.	66,038	1,301,609
Gulfmark Offshore, Inc.	33,300	1,545,453
Mitcham Industries, Inc. (a)	49,946	670,775
RPC, Inc.	39,955	882,606
Unit Corp. (a)	67,315	4,275,848
		12,336,051
Food & Staples Retailing - 1.97%
Weis Markets, Inc.	35,242	1,669,414

Food Products - 9.28%
Cal-Maine Foods, Inc.	22,755	1,587,389
Flowers Foods, Inc.	61,765	1,287,800
J & J Snack Foods Corp.	40,235	3,768,812
Sanderson Farms, Inc.	11,100	1,026,861
Tootsie Roll Industries, Inc.	6,858	199,568
		7,870,430

Health Care Equipment & Supplies - 6.31%
Atrion Corp.	2,220	700,188
ICU Medical, Inc. (a)	11,100	666,777
Merit Medical Systems, Inc. (a)	50,612	710,086
Span-America Medical Systems, Inc.	43,843	924,210
Utah Medical Products, Inc.	42,880	2,350,254
		5,351,515
Hotels, Restaurants & Leisure - 5.42%
Marcus Corp.	226,426	3,803,957
Monarch Casino & Resort, Inc. (a)	48,282	790,376
		4,594,333
Household Durables - 1.20%
Hooker Furniture Corp.	58,824	841,184
Koss Corp.	43,549	178,115
		1,019,299
Household Products - 0.70%
Oil-Dri Corp. of America	18,314	597,403

Insurance - 0.69%
Baldwin & Lyons, Inc.	23,029	587,009

Leisure Products - 6.43%
Johnson Outdoors, Inc.	60,491	1,509,250
Sturm Ruger & Co., Inc.	65,098	3,946,241
		5,455,491
Machinery - 17.87%
Astec Industries, Inc.	36,070	1,439,554
Columbus McKinnon Corp.	12,522	352,620
FreightCar America, Inc.	46,896	1,205,696
Gorman-Rupp Co.	118,764	3,766,005
Graham Corp.	26,360	785,528
Hardinge, Inc.	85,188	1,087,851
LB Foster Co.	47,725	2,437,793
LS Starrett Co.	17,145	263,004
MFRI, Inc. (a)	67,151	674,868
Miller Industries, Inc.	26,638	541,018
Sun Hydraulics Corp.	34,295	1,266,171
Twin Disc, Inc.	41,069	1,332,689
		15,152,797
Media - 0.12%
Value Line, Inc.	6,805	102,245

Metals & Mining - 1.67%
Ampco-Pittsburgh Corp.	22,861	493,569
Synalloy Corp.	58,826	921,803
		1,415,372
Road & Rail - 2.12%
Marten Transport Ltd.	25,360	610,922
Old Dominion Freight Lines, Inc. (a)	18,590	1,189,017
		1,799,939
Semiconductors & Semiconductor Equipment - 1.62%
Cabot Microelectronics Corp. (a)	16,650	716,449
MKS Instruments, Inc.	22,755	656,482
		1,372,931
Specialty Retail - 0.69%
Buckle, Inc.	13,040	584,844

Textiles, Apparel & Luxury Goods - 0.72%
Lakeland Industries, Inc. (a)	80,081	614,221

Thrifts & Mortgage Finance - 0.57%
Hingham Institution for Savings	6,531	480,029
TOTAL COMMON STOCKS (Cost $80,063,059)		$83,619,028

SHORT-TERM INVESTMENTS - 2.24%
Money Market Funds - 2.24%
First American Prime Obligations Fund - Class Z, 0.016% (b)	1,904,396	1,904,396
TOTAL SHORT-TERM INVESTMENTS (Cost $1,904,396)		1,904,396

Total Investments (Cost $81,967,455) - 100.84%		85,523,424
Liabilities in Excess of Other Assets - (0.84%)		(715,449)
TOTAL NET ASSETS - 100.00%		$84,807,975

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2014.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$81,967,455
Gross unrealized appreciation	$6,481,824
Gross unrealized depreciation	$(2,925,855)
Net unrealized appreciation	$3,555,969

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$83,516,783	$102,245	$-	$83,619,028
Total Equity	83,516,783	102,245	-	83,619,028

Short-Term Investments	1,904,396	-	-	1,904,396

Total Investments in Securities	$85,421,179	$102,245	$-	$85,523,424

The Fund held no Level 3 securities during the period ended May 31, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers between Level 1 and Level 2 resulted from securities pricing from either a market closing price to the mean of the bid and ask or securities pricing from the mean of the bid and ask to the market closing price.

Transfers into Level 1	$-
Transfers out of Level 1	102,245
Net transfers in and/or out of Level 1	$102,245

Transfers into Level 2	$102,245
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$102,245

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     July 16, 2014

* Print the name and title of each signing officer under his or her signature.